Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Details
Net Income (Loss)	$ 6,063,906	$ 11,128,379
Net changes related to available-for-sale Securities
Unrealized gains (losses) during period	(23,217,694)	(3,151,688)
Income tax benefit (expense)	4,886,225	678,815
Net unrealized (losses) gains	(18,331,469)	(2,472,873)
Reclassification of (gains)/losses to Net Income (Loss)	119,811	398,459
Other Comprehensive Income (Loss)	(18,451,280)	(2,871,332)
Total Comprehensive Income	$ (12,387,374)	$ 8,257,047